LEASES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	R$ 2,191,339		R$ 2,272,469
Additions	461,786		(55,863)
Disposals	(26,482)		(42,093)
Business combination			11,630
Monetary correction hyperinflation	14,455
Exchange rate variation	(21,895)		5,196
Right-of-use assets at ending	2,619,203		2,191,339
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	3,936,141		3,442,670
Additions	1,178,711		686,762
Disposals	(266,294)		(219,394)
Business combination			11,630
Monetary correction hyperinflation	29,561
Exchange rate variation	(45,129)		14,473
Right-of-use assets at ending	4,832,990		3,936,141
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	145,394		48,661
Additions	732		3,761
Disposals	(2,489)		(2,503)
Transfers			90,549
Monetary correction hyperinflation	3,534
Exchange rate variation	(7,431)		4,926
Right-of-use assets at ending	139,740		145,394
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	3,223,625		2,861,916
Additions	927,818		532,728
Disposals	(116,707)		(88,723)
Transfers			(90,549)
Business combination			6,252
Monetary correction hyperinflation	18,933
Exchange rate variation	(22,526)		2,001
Right-of-use assets at ending	4,031,143		3,223,625
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	117,412		112,593
Additions	4,086		98,353
Disposals	(74,193)		(98,918)
Transfers			596
Business combination			4,527
Monetary correction hyperinflation	815
Exchange rate variation	(432)		261
Right-of-use assets at ending	47,688		117,412
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	369,979		344,918
Additions	246,075		46,707
Disposals	(5,477)		(29,186)
Transfers			(596)
Business combination			851
Monetary correction hyperinflation	6,279
Exchange rate variation	(14,740)		7,285
Right-of-use assets at ending	602,116		369,979
Gross carrying amount [member] | Softwares [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	79,731		74,582
Additions			5,213
Disposals	(67,428)		(64)
Right-of-use assets at ending	12,303		79,731
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	(1,744,802)		(1,170,201)
Additions	(716,925)		(742,625)
Disposals	239,812		177,301
Monetary correction hyperinflation	(15,106)
Exchange rate variation	23,234		(9,277)
Right-of-use assets at ending	(2,213,787)		(1,744,802)
Accumulated impairment [member] | Land [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	(36,439)		(13,526)
Additions	(12,334)		(12,030)
Disposals	2,401		1,533
Transfers			(11,954)
Monetary correction hyperinflation	1,090
Exchange rate variation	1,276		(462)
Right-of-use assets at ending	R$ (44,006)		R$ (36,439)
Average rate	8.95%	[1]	9.03%	[2]
Accumulated impairment [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	R$ (1,383,968)		R$ (914,816)
Additions	(510,875)		(535,838)
Disposals	104,540		59,332
Transfers			11,954
Monetary correction hyperinflation	(10,225)
Exchange rate variation	15,751		(4,600)
Right-of-use assets at ending	R$ (1,784,777)		R$ (1,383,968)
Average rate	5.16%	[1]	21.29%	[2]
Accumulated impairment [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	R$ (73,385)		R$ (107,316)
Additions	(27,726)		(64,228)
Disposals	74,111		98,673
Transfers			(338)
Monetary correction hyperinflation	(475)
Exchange rate variation	192		(176)
Right-of-use assets at ending	R$ (27,283)		R$ (73,385)
Average rate	25.60%	[1]	57.13%	[2]
Accumulated impairment [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	R$ (189,817)		R$ (101,495)
Additions	(161,992)		(102,320)
Disposals	4,383		17,699
Transfers			338
Monetary correction hyperinflation	(5,496)
Exchange rate variation	6,015		(4,039)
Right-of-use assets at ending	R$ (346,907)		R$ (189,817)
Average rate	23.19%	[1]	28.83%	[2]
Accumulated impairment [member] | Softwares [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	R$ (61,193)		R$ (33,048)
Additions	(3,998)		(28,209)
Disposals	54,377		64
Right-of-use assets at ending	R$ (10,814)		R$ (61,193)
Average rate	76.58%	[1]	42.22%	[2]

[1]	Weighted average annual rate.
[2]	Weighted average annual rate.